Description of Business	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Headquartered in Menlo Park, California, CYNGN Inc., together with its subsidiaries (collectively, “Cyngn” or the “Company”), was incorporated in Delaware in 2013. Cyngn Singapore PTE. LTD., a Singaporean limited company organized in 2015 and Cyngn Philippines, Inc., a Philippine corporation incorporated in 2018 are wholly owned subsidiaries. The Company is in the process of dissolving these subsidiaries.

Cyngn develops autonomous driving software that can be deployed on multiple vehicle types in various environments. The Company has been operating autonomous vehicles (“AV”) in production environments since 16 Built and tested in difficult and diverse real-world environments, the self-driving system (DriveMod), fleet management system, and Software Development Kit combine to create a full-stack advanced autonomy solution designed to be modular, extendable, and safe. The Company operates one business segment.

Initial Public Offering

On October 22, 2021, the Company closed the initial public offering (the “IPO”) of 3,500,000 shares of its authorized common stock at an offering price of $7.50 per share. Simultaneous with the closing of the IPO, the common stock began trading on the NASDAQ Capital Market under the symbol “CYN.” The IPO generated net proceeds of $23.3 million after deducting underwriting discounts, commissions and offering expenses. The Company also granted its underwriters the election to exercise a 45-day over-allotment option to purchase an additional 525,000 shares of common stock at the IPO offering price, less underwriting discounts. The underwriters elected not to exercise the over-allotment option in whole or in part. No price stabilization activities have been carried out since the IPO, and due to the stock’s share price performance, the underwriters have, as stabilizing manager on behalf of the Company, decided to end the stock trading stabilization period.

Simultaneous with the closing of its IPO, the Company also issued 140,000 warrants (the “Warrant”) to its underwriters. Each Warrant entitles its holder the option to purchase at a future exercise date, one share of common stock at an initial exercise price of $9.375 per share, subject to certain adjustments and restrictions relating to subsequent resale and transfers. The Purchase Warrants are exercisable six (6) months after the IPO and expire five (5) years thereafter.

At the completion of the IPO, all shares of the Company’s outstanding convertible preferred stock shares automatically converted to shares of common stock (see Note 7. Capital Structure).

Immediately after the IPO, the Company filed an amended and restated certificate of incorporation, which became effective on October 22, 2021. The amended and restated certificate of incorporation authorized 110,000,000 shares consisting of 100,000,000 shares of common stock, at a par value of $0.00001, and 10,000,000 shares of preferred stock at a par value of $0.00001. The rights of the holders of common stock are subject to and qualified by rights of the holders of the preferred stock.

Additionally, the Company recognized $1.1 million of stock-based compensation expense related to stock options granted to employees with time-based vesting conditions.

Liquidity

The Company has incurred losses from operations since inception. The Company incurred net losses of $7.8 million and $8.3 million for the year ended December 31, 2021 and 2020, respectively. Accumulated deficit amounted to $116.5 million and $108.7 million as of December 31, 2021 and 2020, respectively. Net cash used in operating activities was $8.6 million and $7.9 million for the year ended December 31, 2021 and 2020, respectively.

The Company’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and obtain funds from outside sources of financing to fund its general operations, research and development activities and capital expenditures. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes generating progressive revenue streams while controlling operating costs and expenses, to then result in positive operating cash flows. The Company’s unrestricted balance of cash and cash equivalents was $21.9 million and $6.1 million as of December 31, 2021 and 2020, respectively.

Based on cash flow projections from operating and financing activities and existing balances of cash and cash equivalents, management is of the opinion that the Company has sufficient funds for sustainable operations and it will be able to meet its payment obligations and commitments from operations for at least one year from the issuance date of this prospectus. Based on the above considerations, the Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.